Loans and Allowance for Loan Losses (FY) (Details 10) - Capstone Bancshares Inc. [Member] - Purchased Credit Impaired Loans [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractual principal and interest at acquisition	$ 25,288
Nonaccretable difference	5,725
Expected cash flows at acquisition	19,563
Accretable yield	2,581
Basis in PCI loans at acquisition-estimated fair value	$ 16,982